Pension Plan	12 Months Ended
Dec. 31, 2017
Pension Plan

14. PENSION PLAN

SMI Taiwan, the Company’s largest operating company is a Taiwan registered company and subject to Taiwan’s Labor Pension Act (the “Act”), which became effective on July 1, 2005, and the pension mechanism under the Act is deemed a defined contribution plan. The employees who were subject to the Labor Standards Law prior to July 1, 2005 could choose to be subject to the pension mechanism under the Act or continue to be subject to the pension mechanism under the Labor Standards Law. For those employees who were subject to the Labor Standards Law prior to July 1, 2005 and still work for the same company after July 1, 2005 and have chosen to be subject to the pension mechanism under the Act, their seniority as of July 1, 2005 were maintained. The Act prescribes that the rate of contribution by an employer to employees’ pension accounts per month will not be less than 6% of each employee’s monthly salary. According to the Act, SMI Taiwan made monthly contributions and recognized pension costs of US$1,015 thousand, US$1,272 thousand and US$1,579 thousand for the years ended December 31, 2015, 2016 and 2017, respectively.

The Company provides a defined benefit plan to the employees of SMI Taiwan under the Labor Standards Law that offers benefits based on an employee’s length of service and average monthly salary for the six-month period prior to retirement. The Company contributes an amount equal to 2% of salaries paid each month to a pension funds (the “Funds”), which is administered by the Labor Pension Fund Supervisory Committee established by the government (the “Committee”) and deposited in the Committee’s name in the Bank of Taiwan. Before the end of each year, the Company assesses the balance in the Funds. If the amount of the balance in the Funds is inadequate to pay retirement benefit for employees who conform to retirements in the next year, the Company is required to fund the difference in one appropriation that should be made before the end of March of the next year. The government is responsible for the administration of all the defined benefit plans for the companies in Taiwan under the Labor Standards Law. The government also sets investment policies and strategies, determines investment allocation and selects investment managers. As of December 31, 2016 and 2017, the asset allocation was primarily in cash, equity securities and debt securities. Furthermore, under the Labor Standards Law, the rate of return on assets shall not be less than the average interest rate on a two-year time deposit published by the local banks. The government is responsible for any shortfall in the event that the rate of return is less than the required rate of return. However, information on how investment allocation decisions are made, inputs and valuation techniques used to measure the fair value of plan assets, the effect of fair value measurements using significant unobservable inputs on changes in plan assets for the period and significant concentrations of risk within plan assets is not fully made available to the Company by the government. Therefore, the Company is unable to provide the required fair value disclosures related to pension plan assets. Future contributions will be based on 2% of the employee salaries at that time. The Company estimates its contribution for the year ending December 31, 2018 to be US$69 thousand which was determined based on 2% of estimated salaries in 2018.

Starting in 2010, the Company provides a defined benefit pension plan to the Korean employees of FCI with at least one year of service. FCI’s overall investment strategy is to avoid a negative return on plan assets. FCI estimates its contribution for the year ending December 31, 2018 to be nil.

For employees under defined contribution pension plans, pension costs are recorded based on the actual contributions made to employees’ individual pension accounts. For employees under defined benefit pension plans, pension costs are recorded based on actuarial calculations. Determining the cost associated with such benefits is dependent on various actuarial assumptions, including discount rate, expected return on plan assets, compensation increase, employee mortality and turnover rates. The Company reviewed its actuarial assumptions at the measurement date on December 31 every year. The effect of modifications to assumptions is recorded in accumulated other comprehensive loss and amortized to net periodic cost over future periods using the corridor method. The Company believes that assumptions utilized in recording its obligations under its plans are reasonable based on its experience and market conditions. Independent actuaries perform the required calculations to determine expense in accordance with U.S. GAAP. Actual results may differ from the actuarial assumptions and are generally accumulated and amortized into earnings over future periods. The net periodic costs are recognized as employees render services necessary to earn the benefits.

The changes in benefits obligation and plan assets and the reconciliation of funded status are as follows:

	December 31
	2015	2016	2017
	US$	US$	US$
Change in benefit obligation
Projected benefit obligation at beginning of year	3,320	3,632	4,242
Service cost	273	487	1,572
Interest cost	57	104	336
Actuarial loss (gain)	79	151	(665)
Benefits paid	(97)	(132)	(354)

Projected benefit obligation at end of year	3,632	4,242	5,131

Change in plan assets
Fair value of plan assets at beginning of year	2,556	2,800	3,902
Actual return on plan assets	33	33	81
Employer contributions	328	1,203	1,358
Benefits paid	(117)	(134)	(227)

Fair value of plan assets at end of year	2,800	3,902	5,114

Funded status recognized as an other asset (liabilities)	(832)	(340)	(17)

Amounts recognized in accumulated other comprehensive income consist of the following:

	Year Ended December 31
	2015	2016	2017
	US$	US$	US$
Net loss	852	963	678
Transition obligation	1	—	—

Total recognized in accumulated other comprehensive income	853	963	678

The accumulated benefit obligation for all defined benefit pension plans was US$2,098 thousand, US$2,648 thousand and US$ 3,210 thousand at December 31, 2015, 2016 and 2017, respectively.

The components of net periodic benefit cost are as follows:

	Year Ended December 31
	2015	2016	2017
	US$	US$	US$
Service cost	273	487	1,572
Interest cost	57	104	336
Projected return on plan assets	(47)	(28)	(58)
Amortization of unrecognized net transition obligation and unrecognized net actuarial gain	27	11	37

Net periodic benefit cost	310	574	1,887

Other changes in plan assets and benefit obligation recognized in other comprehensive loss:

	2015	2016	2017
	US$	US$	US$
Recognize the decrease in net gain (loss)	4	111	(285)
Amortization of net gain (loss)	—	(1)	—

Total recognized in other comprehensive loss (income)	4	110	(285)

The estimated net gain for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is US$33 thousand.

Expected benefit payments:

US$
2018	188
2019	184
2020	407
2021	181
2022	182
2023 and thereafter	2,057

The actuarial assumptions to determine the benefit obligations were as follows:

	2015		2016		2017
	Taiwan	Korea	Taiwan	Korea	Taiwan	Korea
Weighted-average assumptions used to determine benefit obligations:
Discount rate	1.75%	3.90%	1.50%	3.80%	1.63%	4.10%
Rate of compensation increase	4.25%	4.00%	4.25%	3.50%	4.25%	3.50%
Weighted-average assumptions used to determine net projected benefit cost:
Discount rate	1.75%	3.90%	1.50%	3.80%	1.63%	4.10%
Expected long-term return on plan assets	2.00%	1.20%	2.00%	1.10%	1.75%	1.10%
Rate of compensation increase	4.25%	4.00%	4.25%	3.50%	4.25%	3.50%

In 2016 and 2017, FCI’s pension plan assets were invested in principal guaranteed interest insurance contracts and fixed bank deposits, which are principal and interest guaranteed products and are classified as Level 2. These Level 2 securities were valued by discounting future cash flows using benchmark yield rates.

The fair values of FCI’s pension plan assets at December 31, 2016 and 2017 are as follows:

	December 31
	2016	2017
	US$	US$
Guaranteed interest contract
Kyobo Life Insurance Co. Ltd.	1,284	1,599
Shinhan Investment Co. .	—	374
Fixed deposit
Industrial Bank of Korea	1,537	1,892

	2,821	3,865